Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
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Components of Receivable and Other Assets

The components of receivables and other assets included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2013	2012
Receivables	$278,765	$269,030
Other assets	62,325	62,214

	$341,090	$331,244

Components of Receivables Included in Balance Sheet

The components of receivables included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2013	2012
Real estate receivables (a)	$153,367	$154,981
Development recovery receivables (b)	77,252	84,556
Proceeds and escrow receivables (c)	24,692	8,276
Sundry receivables (d)	20,502	18,530
Refundable deposits	2,762	2,252
Taxes receivable	190	435

	$278,765	$269,030

(a)	Real estate receivables include vendor take back (“VTB”) mortgage receivables. The VTB collection terms range from six months to three years and bear variable interest of Canadian prime plus 3.0% or a fixed interest rate of 6.0%, whichever is greater (December 31, 2012 – Canadian prime plus 3.0% or a fixed interest rate of 6.0%, whichever is greater).
(b)	The Company has entered into development and cost sharing arrangements for the recovery of development expenditures with certain metropolitan districts and developers whereby the Company has undertaken to put in place the infrastructure for certain communities. These receivables will be collected over the development life of the community and bear interest rates ranging from U.S. prime plus 0.5% to a fixed rate of 6.0% (December 31, 2012 – U.S. prime plus 0.5% to a fixed rate of 6.0%).
(c)	Proceeds and escrow receivables relate to receivables held in trust due to timing of lots closed and housing sales at the period end date. The collections of these receivables typically occur shortly after the period end once the funds are released by the trust or escrow company.
(d)	Sundry receivables are comprised of lot interest receivables, goods and services tax receivable and miscellaneous amounts.

Components of Other Assets Included in Balance Sheet

The components of other assets included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2013	2012
Transaction costs (a)	$21,726	$10,996
Swap contracts (Note 19)	12,676	9,014
Capital assets (b)	11,615	10,833
Non-refundable earnest funds and investigation fees (c)	8,081	25,023
Other	5,612	3,569
Prepaid expenses	2,615	2,779

	$62,325	$62,214

(a)	The transaction costs are costs related to the issuance of both notes payable (refer to Note 9 – Notes Payable). These costs are amortized using the effective interest rate method over the life of the related debt instrument.
(b)	Capital assets are recorded at cost less accumulated depreciation. The Company provides for depreciation using the straight line method. Leasehold improvements are depreciated over the term of the lease and equipment is depreciated over three to five years. Included in capital assets is accumulated depreciation of $11.7 million (December 31, 2012 – $11.8 million).
(c)	Non-refundable earnest funds and investigation fees relate to non-refundable deposits and due-diligence costs on potential acquisitions and options that are incurred prior to taking title of a property.